Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005535 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000005535 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005535 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000005535 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005535 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005535 | Federal Farm Credit Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005535 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005535 | Canadian Imperial Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005535 | Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005535 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005535 | U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000005535 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000005535 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005535 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005535 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000190629 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000190629 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000190629 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000190629 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000190629 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000190629 | Federal Farm Credit Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190629 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190629 | Canadian Imperial Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190629 | Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190629 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190629 | U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000190629 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000190629 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000190629 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000190629 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%